UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         February 7, 2013
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        81
Form 13F Information Table Value Total:        $298,110


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Access Midstream Partners LP   COM              004341109     2264    67490 SH       Sole                    67490
Alerian MLP ETF                COM              00162Q866    19549  1225639 SH       Sole                  1225639
El Paso Pipeline Partners LP   COM              283702108    10337   279616 SH       Sole                   279616
Holly Energy Partners LP       COM              435763107      539     8200 SH       Sole                     8200
Kinder Morgan Energy Partners, COM              494550106      519     6500 SH       Sole                     6500
3M Company                     COM              88579Y101      415     4470 SH       Sole                     4470
Abbott Laboratories            COM              002824100      903    13785 SH       Sole                    13785
Air Products & Chemicals Inc.  COM              009158106      202     2400 SH       Sole                     2400
American Express Company       COM              025816109     1897    33002 SH       Sole                    33002
Apple Inc.                     COM              037833100     1730     3250 SH       Sole                     3250
Ariad Pharmaceuticals          COM              04033A100      196    10200 SH       Sole                    10200
AT&T Inc.                      COM              00206R102      307     9113 SH       Sole                     9113
Automatic Data Processing, Inc COM              053015103      229     4020 SH       Sole                     4020
Bank of America Corp.          COM              060505104     3337   287420 SH       Sole                   287420
Baxter International, Inc.     COM              071813109      446     6694 SH       Sole                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    13540      101 SH       Sole                      101
Berkshire Hathaway, Inc. Cl. B COM              084670702    25837   288039 SH       Sole                   288039
Boeing Company                 COM              097023105      204     2708 SH       Sole                     2708
BP plc ADR                     COM              055622104      273     6552 SH       Sole                     6552
Bristol-Myers Squibb Co.       COM              110122108      366    11240 SH       Sole                    11240
Chevron Corp.                  COM              166764100     5935    54879 SH       Sole                    54879
Cisco Systems Inc.             COM              17275R102    10266   522440 SH       Sole                   522440
Coca-Cola Company              COM              191216100     2174    59982 SH       Sole                    59982
Colgate Palmolive Co.          COM              194162103      566     5417 SH       Sole                     5417
ConocoPhillips                 COM              20825C104      926    15970 SH       Sole                    15970
Covidien PLC                   COM              G2554F113      978    16945 SH       Sole                    16945
Devon Energy Corporation       COM              25179M103     4347    83535 SH       Sole                    83535
DirecTV                        COM              25490A309    10353   206400 SH       Sole                   206400
Disney (Walt) Co.              COM              254687106      629    12638 SH       Sole                    12638
Eaton Corporation PLC          COM              G29183103     3865    71337 SH       Sole                    71337
Eli Lilly & Company            COM              532457108     1397    28320 SH       Sole                    28320
Enterprise Bancorp Inc         COM              293668109      495    29976 SH       Sole                    29976
Exxon Mobil Corporation        COM              30231G102    10569   122113 SH       Sole                   122113
General Electric Co.           COM              369604103     1741    82968 SH       Sole                    82968
Google Inc.                    COM              38259P508      619      875 SH       Sole                      875
Home Depot, Inc.               COM              437076102      309     5000 SH       Sole                     5000
IBM Corporation                COM              459200101    12378    64620 SH       Sole                    64620
Illinois Tool Works Inc.       COM              452308109      310     5100 SH       Sole                     5100
Intuitive Surgical Inc. New    COM              46120E602     2673     5452 SH       Sole                     5452
iShares MSCI All-Asia Ex-Japan COM              464288182      393     6493 SH       Sole                     6493
iShares MSCI Emerging Markets  COM              464287234    12254   276299 SH       Sole                   276299
iShares Russell Mid Cap Index  COM              464287499      581     5133 SH       Sole                     5133
J.P. Morgan Chase & Co.        COM              46625H100     9319   211943 SH       Sole                   211943
Johnson & Johnson              COM              478160104     1752    24988 SH       Sole                    24988
Laboratory Corp. of America Ho COM              50540R409     1227    14162 SH       Sole                    14162
Leucadia National Corp.        COM              527288104      692    29100 SH       Sole                    29100
Lockheed Martin Corp.          COM              539830109      338     3665 SH       Sole                     3665
Loews Corp.                    COM              540424108      367     9000 SH       Sole                     9000
McCormick & Co., Inc. Non-Voti COM              579780206      508     8000 SH       Sole                     8000
McDonald's Corporation         COM              580135101     1048    11881 SH       Sole                    11881
McGraw Hill Companies          COM              580645109      547    10000 SH       Sole                    10000
Merck & Co.                    COM              58933y105      344     8392 SH       Sole                     8392
Microsoft Corporation          COM              594918104    10363   387989 SH       Sole                   387989
Mohawk Industries Inc.         COM              608190104      280     3100 SH       Sole                     3100
National Oilwell Varco Inc.    COM              637071101     5960    87195 SH       Sole                    87195
Norfolk Southern Corp.         COM              655844108      267     4315 SH       Sole                     4315
Oracle Corp.                   COM              68389X105      216     6469 SH       Sole                     6469
Pepsico, Inc.                  COM              713448108     1715    25064 SH       Sole                    25064
Pfizer Inc.                    COM              717081103      699    27886 SH       Sole                    27886
Phillips 66                    COM              718546104     3003    56546 SH       Sole                    56546
Praxair Inc.                   COM              74005P104      239     2186 SH       Sole                     2186
Procter & Gamble Company       COM              742718109     9172   135095 SH       Sole                   135095
Rayonier, Inc.                 COM              754907103      455     8785 SH       Sole                     8785
Republic Services Inc          COM              760759100     2887    98429 SH       Sole                    98429
Sanofi                         COM              80105N105     4294    90630 SH       Sole                    90630
Schlumberger Ltd.              COM              806857108     7570   109240 SH       Sole                   109240
SPDR Gold Trust ETF            COM              78463V107     1379     8513 SH       Sole                     8513
SPDR S&P 500 ETF Trust         COM              78462F103    25481   178924 SH       Sole                   178924
State Street Corp.             COM              857477103      240     5100 SH       Sole                     5100
Technology Select Sector SPDR  COM              81369Y803      969    33600 SH       Sole                    33600
Ultra Petroleum Corp.          COM              903914109     3992   220214 SH       Sole                   220214
Union Pacific Corp.            COM              907818108      341     2712 SH       Sole                     2712
United Technologies            COM              913017109      743     9062 SH       Sole                     9062
Utilities Select Sector SPDR E COM              81369Y886      296     8490 SH       Sole                     8490
Valeant Pharmaceuticals        COM              91911k102     8992   150438 SH       Sole                   150438
Vanguard Emerging Markets ETF  COM              922042858      698    15682 SH       Sole                    15682
Vanguard Total Stock Market ET COM              922908769     7923   108125 SH       Sole                   108125
Verizon Communications         COM              92343v104      281     6505 SH       Sole                     6505
Vodafone Group PLC             COM              92857w209     3044   120850 SH       Sole                   120850
Wal-Mart Stores, Inc.          COM              931142103     1293    18948 SH       Sole                    18948
Wells Fargo & Company          COM              949746101    12326   360611 SH       Sole                   360611